Subsequent Events - Schedule of New Bank Borrowings (Details) - 6 months ended Jun. 30, 2025 - New Bank Borrowings [Member]	USD ($)	CNY (¥)
Schedule of New Bank Borrowings [Line Items]
Bank borrowings amount	$ 1,326,148	¥ 9,050,000
Huada [Member] | Zheshang Bank of China [Member]
Schedule of New Bank Borrowings [Line Items]
Rate	2.50%	2.50%
Repayment Date	Jul. 23, 2025	Jul. 23, 2025
Collateral/ Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowings amount	$ 69,797	¥ 50,000
Huada [Member] | Bank of Communications [Member]
Schedule of New Bank Borrowings [Line Items]
Rate	2.50%	2.50%
Repayment Date	Jul. 04, 2025	Jul. 04, 2025
Collateral/ Security	Yin Liu	Yin Liu
Bank borrowings amount	$ 558,378	¥ 4,000,000
Huadong [Member] | Agricultural Bank of China [Member]
Schedule of New Bank Borrowings [Line Items]
Rate	2.40%	2.40%
Repayment Date	Jul. 11, 2025	Jul. 11, 2025
Collateral/ Security	Buildings	Buildings
Bank borrowings amount	$ 697,973	¥ 5,000,000